Consolidated Statements Of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets [Abstract]
Cash and cash equivalents (Notes 5,6,7 and 45)		₩ 2,369,739	₩ 3,051,353
Current financial assets, net (Notes 5,10,11,12 and 45)		1,958,357	2,671,989
Trade and other receivables, net (Notes 5,8,14,20,45,46 and 47)		7,928,972	7,788,876
Inventories, net (Notes 13)		6,002,086	5,479,443
Income tax refund receivables (Notes 41)		100,590	19,163
Current non-financial assets (Notes 15)		753,992	631,860
Assets held for sale (Notes 42)		27,971	65,842
Total current assets		19,141,707	19,708,526
Non-current assets [Abstract]
Non-current financial assets, net (Notes 5,6,9,10,11,12 and 45)		2,038,913	2,657,494
Non-current trade and other receivables, net (Notes 5,8,14,45,46 and 47)		1,754,797	1,903,515
Property, plant and equipment, net (Notes 18,27 and 49)		150,882,414	145,743,056
Investment properties, net (Notes 19 and 27)		284,714	353,680
Goodwill (Notes 16)		2,582	2,582
Intangible assets other than goodwill, net (Notes 21,27 and 46)		1,187,121	980,821
Investments in associates (Notes 4 and 17)		3,837,421	4,092,252
Investments in joint ventures (Notes 4 and 17)		1,493,275	1,418,196
Deferred tax assets (Notes 41)		919,153	795,131
Non-current non-financial assets (Notes 15)		246,818	181,789
Total non-current assets		162,647,208	158,128,516
Total Assets (Notes 4)		181,788,915	177,837,042
Current liabilities [Abstract]
Trade and other payables, net (Note 5,22,24,45 and 47)		5,999,521	5,585,411
Current financial liabilities, net (Note 5,11,23,45 and 47)		9,194,552	8,942,329
Income tax payables (Note 41)		508,402	1,843,288
Current non-financial liabilities (Note 20,28 and 29)		5,584,308	6,368,210
Current provisions (Note 26 and 45)		2,137,498	1,999,988
Total current liabilities		23,424,281	24,739,226
Non-current liabilities [Abstract]
Non-current trade and other payables, net (Note 5,22,24,45 and 47)		3,223,480	3,558,175
Non-current financial liabilities, net (Note 5,11,23,45 and 47)		45,980,899	44,835,562
Non-current non-financial liabilities (Note 28 and 29)		8,072,434	7,591,605
Employee benefits liabilities, net (Note 25 and 45)		1,483,069	1,686,258
Deferred tax liabilities (Note 41)		10,415,397	8,948,520
Non-current provisions (Note 26 and 45)		16,224,714	13,427,151
Total non-current liabilities		85,399,993	80,047,271
Total liabilities (Note 4)		108,824,274	104,786,497
Equity [Abstract]
Contributed capital (Note 1,30 and 45)		4,053,578	4,053,578
Share capital		3,209,820	3,209,820
Share premium		843,758	843,758
Retained earnings (Note 31)		53,370,558	53,173,871
Legal reserves	[1]	1,604,910	1,604,910
Voluntary reserves		34,833,844	31,847,275
Unappropriated retained earnings		16,931,804	19,721,686
Other components of equity (Note 34)		14,257,309	14,496,244
Other capital surplus		1,233,793	1,235,146
Accumulated other comprehensive loss		(271,457)	(33,875)
Other equity		13,294,973	13,294,973
Equity attributable to owners of the controlling company		71,681,445	71,723,693
Non-controlling interests (Note 16 and 33)		1,283,196	1,326,852
Total equity		72,964,641	73,050,545
Total equity and liabilities		₩ 181,788,915	₩ 177,837,042

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.